Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subclassifications Of Assets Liabilities And Equities [Abstract]
Cash	$ 34,510	$ 12,251
Cash equivalents		21,000
Cash and cash equivalents	$ 34,510	$ 33,251	$ 51,705